Supplemental Information Regarding the Consolidated Statements of Operations - Summary of Consolidated Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Information Of Statements Of Operations [Line Items]
Research and development expense	$ 56,826	$ 75,114	$ 84,858
Finance costs	8,982	14,056	22,041
Employer's benefits	1,055	1,495	1,635
Share-based payments expense	6,194	21,609	6,722
Cost of Sales and Other Production Expenses
Supplemental Information Of Statements Of Operations [Line Items]
Salary subsidy	682
Rent subsidy	49
Cost of sales and other production expenses	731
Research And Development
Supplemental Information Of Statements Of Operations [Line Items]
Salary subsidy	5,093
Rent subsidy	485
Research and development tax credits	1,758	572	3,175
Research and development expense	7,336	572	3,175
Administration, Selling and Marketing Expenses
Supplemental Information Of Statements Of Operations [Line Items]
Salary subsidy	1,457
Rent subsidy	63
Administrative Selling and Marketing Expenses	1,520
Finance Costs
Supplemental Information Of Statements Of Operations [Line Items]
Interest accretion on long-term debt	2,209	7,874	18,856
Amortization of fees for credit facility		10	2,625
Financing fees on warrant liability	709
Other interest expense, transaction and bank fees	485	594	886
Interest expense on lease liabilities	6,030	7,068
Interest income	(451)	(753)	(307)
Finance costs	8,982	14,793	22,060
Employee Compensation Expense
Supplemental Information Of Statements Of Operations [Line Items]
Wages and salaries	32,410	48,846	46,775
Employer's benefits	5,443	8,263	8,377
Share-based payments expense	6,234	22,030	6,722
Employee compensation expense	$ 44,087	$ 79,139	$ 61,874